Filed Pursuant to Rule 497(k)
1933 Act File No. 333-17391
1940 Act File No. 811-07959

SEMPER MBS TOTAL RETURN FUND

Class A	SEMOX
Institutional Class	SEMMX
Investor Class	SEMPX

A Series of Advisors Series Trust

Supplement to the Summary Prospectus for the
Semper MBS Total Return Fund dated March 30, 2020, as supplemented

Effective immediately, Mr. Neil Aggarwal will no longer serve as a portfolio manager to the Semper MBS Total Return Fund (the “Fund”). Therefore, please disregard all references to Mr. Aggarwal in the Summary Prospectus for the Fund.

Please retain this Supplement with your Summary Prospectus.